BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@PacificLife.com

July 24, 2020

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Advisory Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4.  The enclosed relates to an individual flexible premium deferred variable annuity contract, designated as Pacific Advisory Variable Annuity (“PAVA”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for PAVA. The prospectus for PAVA is based on, and is substantially similar to the Pacific Choice Income (“Pacific Choice”) variable annuity, File No. 333-236927. The Staff previously reviewed the Pacific Choice disclosure in connection with its review of the Initial N-4 Filing, filed on March 6, 2020 and Pre-Effective Amendment No. 1, filed on June 23, 2020. All previously filed prospectuses and supplements thereto are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the PAVA prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in PAVA differs materially as follows:

1.            Product is designed to be sold through investment advisors who provide ongoing investment advice for an advisory fee. This product does not pay a commission. Any advisory arrangements are between the investment advisor and contract owner.

2.            There are no surrender/withdrawal charges.

3.            There is a Platform Fee of 0.15%. A Transfer Fee ($25 per transfer for each transfer after 25 in a calendar year) was added but will not be assessed at product launch.

4.            Different underlying fund line-up and no funds have a 12b-1 fee.

5.            No fixed investment options.

6.            Additional annuitization option added.

7.            No living benefit riders are offered.

Securities and Exchange Commission

Registration Statement for Pacific Advisory Variable Annuity on behalf of Pacific Life

July 24, 2020

8.            Same optional Return of Purchase Payments Death Benefit Rider (Return of Purchase Payments Death Benefit II in California) available. However, there will be no adjustment to rider benefits for withdrawals made to pay advisory fees up to a certain percentage withdrawn.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage